Annual Total Returns - BLACKROCK LIFEPATH INDEX 2030 FUND (Investor A and Institutional Shares) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2030 FUND - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	13.11%
Annual Return 2013	15.09%
Annual Return 2014	6.26%
Annual Return 2015	(0.71%)
Annual Return 2016	6.98%
Annual Return 2017	16.01%
Annual Return 2018	(5.92%)
Annual Return 2019	20.81%
Annual Return 2020	12.70%